Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted cash	$ 380	$ 563
Allowance for doubtful accounts	81	81
Regulatory assets	6,506	5,846
Regulatory assets current	1,090	599
Common stock, par value
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	412,257,082	395,227,205
Energy Recovery Bonds [Member]
Restricted cash	51	38
Regulatory assets	0	735
Regulatory assets current	336	0
Pacific Gas And Electric Company [Member]
Restricted cash	380	563
Allowance for doubtful accounts	81	81
Regulatory assets	6,506	5,846
Regulatory assets current	1,090	599
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	264,374,809	264,374,809
Pacific Gas And Electric Company [Member] | Energy Recovery Bonds [Member]
Restricted cash	51	38
Regulatory assets	0	735
Regulatory assets current	$ 336	$ 0